Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Retained earnings	Noncontrolling interests
Balance, beginning of year at Dec. 31, 2017		$ 10,723	$ (48,253)	$ 1,099,599	$ 594,020
Increase (Decrease) in Stockholders' Equity
Issuance of common shares, net		67		(141)
Common shares repurchased and retired		(1,426)		(185,532)
Retirement of treasury shares			48,253
Share compensation expense				4,956
Net income (loss)	$ (317,469)				(317,469)
Net income attributable to noncontrolling interests	(223)				(223)
Balance, end of year at Dec. 31, 2018	1,204,574	9,364	0	918,882	276,328	$ 0
Increase (Decrease) in Stockholders' Equity
Shareholders’ equity attributable to SiriusPoint common shareholders	1,204,574
Issuance of common shares, net		59		1,761
Common shares repurchased and retired		0		0
Retirement of treasury shares			0
Share compensation expense				7,061
Net income (loss)	200,619				200,619
Net income attributable to noncontrolling interests	0				0
Balance, end of year at Dec. 31, 2019	1,414,074	9,423	0	927,704	476,947	0
Increase (Decrease) in Stockholders' Equity
Shareholders’ equity attributable to SiriusPoint common shareholders	1,414,074
Issuance of common shares, net		135		(437)
Common shares repurchased and retired		0		0
Retirement of treasury shares			0
Share compensation expense				6,636
Net income (loss)	143,858				143,858
Net income attributable to noncontrolling interests	(341)				(341)
Balance, end of year at Dec. 31, 2020	1,565,286	$ 9,558	$ 0	$ 933,903	$ 620,464	$ 1,361
Increase (Decrease) in Stockholders' Equity
Shareholders’ equity attributable to SiriusPoint common shareholders	$ 1,563,925